Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Authorised and in issue at January, 1	53,887	53,879
Share repurchase and cancelled	(1,128)	0
Issued for share plan	7	8
Authorised and in issue at December, 31	52,766	53,887